Premises, Equipment and Software	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Premises, Equipment and Software
Note 4 - Premises, Equipment and Software
Premises, equipment and software at December 31, 2025 and 2024 consist of the following:

(in thousands)	2025	2024
Land	$90,173	$90,173
Buildings and improvements	289,530	285,399
Leasehold improvements	136,585	95,259
Furniture, equipment and software	427,000	395,549
Construction in progress	17,969	64,583
Total premises, equipment and software	961,257	930,963
Less: Accumulated depreciation and amortization	(583,317)	(547,239)
Net premises, equipment and software	$377,940	$383,724

Depreciation and amortization expense for the years ended December 31, 2025, 2024, and 2023 totaled $39.0 million, $37.4 million, and $38.2 million, respectively.